Performance Management - THE GABELLI ABC FUND	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices.
Bar Chart [Heading]	THE GABELLI ABC FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 4.16% (quarter ended June 30, 2020), and the lowest return for a quarter was (5.78)% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2024)	Past One Year	Past Five Years	Past Ten Years
The Gabelli ABC Fund Class AAA Shares
Return Before Taxes	7.89%	3.96%	3.23%
Return After Taxes on Distributions	6.20%	2.99%	2.33%
Return After Taxes on Distributions and Sale of Fund Shares	5.03%	2.76%	2.20%
Advisor Class Shares
Return Before Taxes	7.67%	3.71%	2.97%
ICE Bank of America 3 Month U.S. Treasury Bill Index
(reflects no deduction for fees, expenses, or taxes)	5.25%	2.46%	1.77%
Lipper U.S. Treasury Money Market Fund Average	4.98%	2.26%	1.51%
Standard and Poor’s (“S&P”) 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class AAA shares and after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares and after-tax returns for other classes will vary due to the differences in expenses.

Performance Availability Website Address [Text]	www.gabelli.com
THE GABELLI ABC FUND CLASS AAA
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	4.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(5.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020